Fair Value Measurements And Derivative Instruments (Reconciliation Of Fair Value Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	$ 8,759
Fair value, end of period	1,323	$ 8,759
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	6,271
Fair value, end of period		6,271
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	2,411
Fair value, end of period		2,411
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	8,682	20,337
Net (gains) losses recognized in earnings	(6,345)	(11,655)
Purchases and issuances	1,012
Sales and settlements	(1,423)
Gross transfers out of Level 3	(611)
Fair value, end of period	1,315	8,682
Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period	303	(11,655)
Level 3 [Member] | Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	6,271	13,804
Net (gains) losses recognized in earnings	(4,848)	(7,533)
Sales and settlements	(1,423)
Fair value, end of period		6,271
Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period		(7,533)
Level 3 [Member] | Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	2,411
Fair value, end of period		2,411
Level 3 [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net (gains) losses recognized in earnings	303
Purchases and issuances	1,012
Fair value, end of period	1,315
Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period	303
Real Estate Strategies, L.P. [Member] | Level 3 [Member] | Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	2,411	6,533
Net (gains) losses recognized in earnings	(1,800)	(4,122)
Gross transfers out of Level 3	$ (611)
Fair value, end of period		2,411
Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period		$ (4,122)